Long-Term Debt - Additional Information (Detail) - USD ($)	1 Months Ended		12 Months Ended
	Dec. 31, 2015	Feb. 28, 2015	Mar. 31, 2016	Mar. 31, 2015	Nov. 30, 2015
Debt Instrument [Line Items]
Proceeds from long-term borrowings			$ 528,000,000	$ 717,000,000
Unsecured Revolving Credit Facility and Senior Unsecured Notes [Member]
Debt Instrument [Line Items]
Weighted average interest rate on total outstanding debt			4.50%	5.00%
Weighted average term of debt			5 years 7 months 6 days	4 years 4 months 24 days
Unsecured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Weighted average interest rate on total outstanding debt			2.00%
Unsecured revolving credit facility	$ 500,000,000
Credit facilities, maturity period	2020-12
Unsecured revolving credit facility, amount of increase	$ 250,000,000
Unamortized balance of debt issuance costs			$ 3,900,000
Amortization period			5 years
Amounts drawn under credit facilities			$ 190,000,000
Debt instrument maturity term			4 years 8 months 12 days
Credit facility interest rate description			The base rate is calculated as the highest of (x) the rate that the administrative agent announces from time to time as its prime lending rate, as in effect from time to time, (y) 1/2 of 1% in excess of the overnight Federal Funds Rate, and (z) LIBOR for an interest period of one month plus 1.00%.
Credit facility alternate applicable interest rate, commitment fee			0.25%
Credit facility alternate applicable interest rate, LIBOR loans			1.50%
Credit facility alternate applicable interest rate, base rate loans			0.50%
Debt covenant description in credit facility agreement			the Unsecured Revolving Credit Facility contains financial covenants that the Company: (i) must not exceed a maximum ratio of net debt to earnings before interest, tax, depreciation and amortization, excluding all asbestos-related liabilities, assets, income, gains, losses and charges other than AICF payments, all AICF selling, general and administrative (“SG&A”) expenses, all Australian Securities and Investment Commission (“ASIC”)-related expenses, all recoveries and asset impairments, and all New Zealand product liability expenses and (ii) must meet or exceed a minimum ratio of earnings before interest, tax, depreciation and amortization to interest charges, excluding all income, expense and other profit and loss statement impacts of asbestos income, gains, losses and charges, all AICF SG&A expenses, all ASIC-related expenses, all recoveries and asset impairments, and all New Zealand product liability expenses. At 31 March 2016, the Company was in compliance with all covenants contained in the Unsecured Revolving Credit Facility agreemen
Unsecured Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Commitment fee percentage			0.20%
Unsecured Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Commitment fee percentage			0.35%
Unsecured Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Credit facility interest rate applicable margins			1.25%
Unsecured Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Debt Instrument [Line Items]
Credit facility interest rate applicable margins			2.00%
Unsecured Revolving Credit Facility [Member] | Base Rate [Member] | Minimum [Member]
Debt Instrument [Line Items]
Credit facility interest rate applicable margins			0.25%
Unsecured Revolving Credit Facility [Member] | Base Rate [Member] | Maximum [Member]
Debt Instrument [Line Items]
Credit facility interest rate applicable margins			1.00%
Bilateral Loan Facilities [Member]
Debt Instrument [Line Items]
Weighted average interest rate on total outstanding debt				1.40%
Unsecured revolving credit facility					$ 590,000,000
Amounts drawn under credit facilities				$ 75,000,000
Senior Unsecured Notes Due 15 February 2023 [Member]
Debt Instrument [Line Items]
Unamortized balance of debt issuance costs			$ 7,100,000
Proceeds from long-term borrowings		$ 325,000,000
Frequency of payments			Interest is payable semi-annually in arrears on 15 February and 15 August of each year
Interest rate		5.875%
Interest commencing payment date			Aug. 15, 2015
Senior unsecured notes due			Feb. 15, 2023
Percent of offer price on par value		99.213%
Original issue discount		$ 2,600,000
Debt issuance costs		$ 8,300,000
Discount and debt issuance costs amortization period		8 years
Unamortized discount balance			$ 2,200,000
Debt instrument redemption terms			Before 15 February 2018, the issuer may redeem up to 35% of the aggregate principal amount of the senior notes with the net cash proceeds of certain equity offerings at a redemption price of 105.875% of the principal amount plus accrued and unpaid interest, if any, to but excluding, the redemption date. The issuer may also redeem some or all of the senior notes before 15 February 2018 at a redemption price of 100% of the principal amount, plus accrued and unpaid interest, plus a make whole premium equal to the greater of: (i) 1.0% of the principal amount of such note; and (ii) the excess, if any, of (x) the present value of the sum of the principal amount and premium that would be payable on such note on 15 February 2018 and all remaining interest payments to and including 15 February 2018, discounted on a semi-annual basis from 15 February 2018 to the redemption date at a per annum interest rate equal to the applicable treasury rate plus 50 basis points, over (y) the outstanding principal amount of such note.
Redemption price, percentage			101.00%
Senior Unsecured Notes Due 15 February 2023 [Member] | Debt Instrument Redemption Period Before February 15, 2018 [Member]
Debt Instrument [Line Items]
Percentage of aggregate principal amount for redemption			35.00%
Redemption price, percentage			100.00%
Senior Unsecured Notes Due 15 February 2023 [Member] | Redeem up to 35% of Aggregate Principal Amount [Member] | Debt Instrument Redemption Period Before February 15, 2018 [Member]
Debt Instrument [Line Items]
Redemption price, percentage			105.875%
Senior Unsecured Notes Due 15 February 2023 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Applicable premium as a percentage of principal amount			1.00%
Senior Unsecured Notes Due 15 February 2023 [Member] | Treasury Rate [Member]
Debt Instrument [Line Items]
Credit facility interest rate applicable margins			0.50%